UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 159.8%
Long-Term Municipal Bonds - 153.6%
New York - 131.9%
Dutchess Cnty IDA (Civil Fac Rev)
5.00%, 8/01/19	$380	$392,377
Erie Cnty IDA (City of Buffalo Proj) FSA Series 03
5.75%, 5/01/23 (a)	1,250	1,346,388
Hempstead Hgr Ed (Adelphi Univ Civic Fac) Series 02
5.50%, 6/01/32	1,320	1,385,960
Long Island Pwr Auth Elec Rev FGIC Series 06A
5.00%, 12/01/19	650	687,499
Madison Cnty Hlth Fac (Oneida Hlth Systems) ASSET GTY Series 01
5.35%, 2/01/31	1,500	1,635,540
MTA NY Dedicated Tax Fund Series 02A
5.125%, 11/15/31	5,500	5,664,890
Nassau Cnty Hlth Fac (Nassau Hlth Sys Rev) (Prerefunded) FSA Series 99
5.75%, 8/01/29	2,400	2,539,320
New York City Ed Fac (Magen David Yeshivah Proj) ACA Series 02
5.70%, 6/15/27	2,500	2,609,350
New York City GO Series 03C
5.50%, 9/15/19	1,000	1,075,010
Series 04G
5.00%, 12/01/23	780	809,000
Series 04I
5.00%, 8/01/21	1,000	1,038,220
Series 05J
5.00%, 3/01/24	3,000	3,110,910
New York City GO (Prerefunded)
5.75%, 3/01/17	940	1,028,360
Series 01B
5.50%, 12/01/31	5,000	5,350,400
New York City GO (Unrefunded)
5.75%, 3/01/17	260	282,131
New York City HDC MFHR (Rental Hsg) AMT Series 02A
5.50%, 11/01/34	1,250	1,277,063
New York City IDA (Brooklyn Navy Yard) AMT Series 97
5.75%, 10/01/36	2,000	2,030,360
New York City IDA Spl Fac Rev (Terminal One Group Assc Proj) Series 05
5.50%, 1/01/24 (b)	200	211,572
New York City Municipal Wtr Series 02A
5.125%, 6/15/34	5,000	5,165,850
Series 03A
5.00%, 6/15/27	2,000	2,059,260
New York City Spec Fac (Museum of Modern Art) AMBAC Series 01D
5.125%, 7/01/31	5,000	5,189,650
New York State Dorm Auth (FHA Insd Maimonides) MBIA Series 04
5.75%, 8/01/29	5,000	5,519,650
New York State Dorm Auth (Jewish Brd Fam & Children) AMBAC Series 03
5.00%, 7/01/23	1,000	1,038,270
New York State Dorm Auth (Mental Hlth Serv) (Prerefunded) MBIA Series 01B
5.25%, 8/15/31	3,220	3,401,672
New York State Dorm Auth (Prerefunded) MBIA
5.25%, 8/15/31	285	301,080
New York State Dorm Auth (Unrefunded) MBIA
5.25%, 8/15/31	1,995	2,080,206
New York State Dorm Auth Hlth Fac (Willow Towers Proj) GNMA Series 02
5.40%, 2/01/34	2,500	2,624,225
New York State Dorm Auth Rev
5.00%, 5/01/22	345	354,080
New York State Dorm Auth Rev (Cabrini of Westchester) GNMA
5.10%, 2/15/26	500	522,635
New York State Dorm Auth Rev (NYU Hosp Ctr) Series 07A
5.00%, 7/01/22	300	297,189
New York State Hsg Fin Agy MFHR (Patchogue Apts) AMT SONYMA Series 02A
5.35%, 2/15/29	2,090	2,138,864
New York State SFMR (Mtg Rev) AMT Series 01-29
5.45%, 4/01/31	11,000	11,207,570
New York State Tobacco Settlement Bonds AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,208,560
New York State UDC (Empire State) (Prerefunded) Series 02A
5.25%, 3/15/32	5,000	5,308,500
Niagara Cnty Ed Fac (Niagara Univ Proj) ASSET GTY Series 01A
5.40%, 11/01/31	1,435	1,506,951
Onondaga Cnty IDA Airport Fac (Cargo ACQ) AMT Series 02
6.125%, 1/01/32	1,000	1,048,370
Seneca Cnty IDA (New York Chiropractic College)
5.00%, 10/01/27	185	188,384
Triborough Bridge & Tunnel Auth (Prerefunded) Series 01A
5.00%, 1/01/32	4,245	4,453,472
Series 02A
5.125%, 1/01/31	2,500	2,635,350
Triborough Bridge & Tunnel Auth (Unrefunded) Series 01A
5.00%, 1/01/32	755	771,738
Yonkers IDA Hlth Fac (Malotz Pavillion Proj) MBIA Series 99
5.65%, 2/01/39	1,200	1,239,228

		95,735,104

California - 1.4%
California GO Series 04
5.00%, 2/01/33	1,000	1,020,750

Colorado - 0.7%
Northwest Metro Dist No. 3 GO
6.125%, 12/01/25	500	522,990

Florida - 5.3%
Capital Region CDD (South Wood) Series 01A-2
6.85%, 5/01/31	1,160	1,243,624
Hamal CDD (Prerefunded) Series 01
6.65%, 5/01/21	1,085	1,198,524
Miromar Lakes CDD Series 00A
7.25%, 5/01/12	1,325	1,374,104

		3,816,252

Illinois - 0.7%
Bolingbrook Sales Tax Rev (Bolingbrook)
6.25%, 1/01/24 (c)	500	501,045

Ohio - 0.4%
Port Auth of Columbiana Cnty Swr (Apex Environmental LLC) AMT Series 04A
7.125%, 8/01/25	300	315,849

Puerto Rico - 13.2%
Puerto Rico Comwlth GO (Pub Impt) Series 01A
5.50%, 7/01/19	500	548,110
Series 04A
5.25%, 7/01/19	510	538,682
Puerto Rico Elec Pwr Auth XLCA Series 02-2
5.25%, 7/01/31	3,050	3,274,511
Puerto Rico Hsg Fin Corp SFMR (Mtg Rev) AMT GNMA Series 01C
5.30%, 12/01/28	1,690	1,707,931
Puerto Rico Hwy & Transp Auth (Prerefunded) Series 02D
5.375%, 7/01/36	3,250	3,477,240

		9,546,474

Total Long-Term Municipal Bonds (cost $106,112,117)		111,458,464

Short-Term Municipal Notes - 6.2%
New York - 6.2%
New York Adj-subser FSA Series A6
3.65%, 11/01/26 (d)	500	500,000
Port Auth NY & NJ Spl Oblig Rev
3.64%, 6/01/20 (d)	3,100	3,100,000
Port Auth of NY & NJ Spl Oblig Rev (Versatile Structure Oblig)
3.64%, 8/01/24 (d)	900	900,000

Total Short-Term Municipal Notes (cost $4,500,000)		4,500,000

Total Investments - 159.8% (cost $110,612,117)		115,958,464
Other assets less liabilities - 2.2%		1,630,032
Preferred Stock at redemption value - (62.0)%		(45,000,000)

Net Assets Applicable to Common Shareholders - 100.0% (e)		$72,588,496

INTEREST RATE SWAP TRANSACTIONS

	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
Swap Counterparty			Payments made by the Portfolio	Payments received by the Portfolio
Citigroup	$145	6/01/12	BMA	3.628%	$(21)
Citigroup	1,500	11/10/26	3.884%	BMA	49,686
JPMorgan Chase	4,200	11/10/11	BMA	3.482%	(20,658)
Merrill Lynch	160	2/12/12	BMA	3.548%	(453)
Merrill Lynch	1,200	7/30/26	4.090%	BMA	8,694
Merrill Lynch	1,300	8/09/26	4.063%	BMA	14,690
Merrill Lynch	2,000	11/15/26	4.378%	BMA	(51,919)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Variable rate coupon, rate shown as of July 31, 2007.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

ACA AMBAC AMT ASSET GTY BMA CDD FGIC FSA GNMA GO HDC IDA MBIA MFHR MTA SFMR SONYMA UDC XLCA	- - - - - - - - - - - - - - - - - - -

American Capital Access Financial Guaranty Corporation

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Asset Guaranty Insurance Company

Bond Market Association

Community Development District

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

Government National Mortgage Association

General Obligation

Housing Development Corporation

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Metropolitan Transportation Authority

Single Family Mortgage Revenue

State of New York Mortgage Agency

Urban Development Corporation

XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 24, 2007

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